INCOME TAX (CREDIT)/EXPENSE	12 Months Ended
Dec. 31, 2018
Income Tax Creditexpense Schedule Of Statutory Tax Rate
INCOME TAX (CREDIT)/EXPENSE
9.	INCOME TAX (CREDIT)/EXPENSE
The charge for tax based on the profit comprises:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Current tax (credit)/expense
Irish Corporation tax	(258)	(51)	(240)
Foreign taxes (a)	195	358	222
Adjustment in respect of prior years	(56)	150	(271)

Total current tax (credit)/expense	(119)	457	(289)

Deferred tax credit (b)
Origination and reversal of temporary differences (see Note 14)	(2,031)	(5,969)	(2,872)
Origination and reversal of net operating losses (see Note 14)	1,625	4,298	(396)

Total deferred tax credit	(406)	(1,671)	(3,268)

Total income tax credit on continuing operations in statement of operations	(525)	(1,214)	(3,557)

Tax (credit)/charge on discontinued operations (see Note 10)	(590)	323	(4,887)

Total tax credit	(1,115)	(891)	(8,444)

(a)	In 2018, the foreign taxes relate primarily to Canada.
(b)
In 2018, there was a deferred tax charge of US$369,000 (2017: credit of US$170,000; 2016: credit of US$1,804,000) recognised in respect of Ireland and a deferred tax credit of US$775,000 (2017: credit of US$1,501,000; 2016: credit of US$1,464,000) recognised in respect of overseas tax jurisdictions.

Effective tax rate	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Loss before taxation	(23,183)	(39,875)	(42,140)
As a percentage of loss before tax:
Current tax	(0.51)%	1.14%	(0.69)%
Total (current and deferred)	(2.26)%	(3.05)%	(8.44)%

The following table reconciles the applicable Republic of Ireland statutory tax rate to the effective total tax rate for the Group:

	December 31, 2018	December 31, 2017	December 31, 2016
Irish corporation tax	(12.5)%	(12.5)%	(12.5)%
Effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised (a)	15.76)%	12.05%	6.22%
Effect of tax rates on overseas earnings	(6.10)%	(2.09)%	(1.39)%
Effect of Irish income taxable at higher tax rate	0.05%	-	0.05%
Adjustments in respect of prior years	0.94%	0.38%	(0.64)%
Effect of changes in US tax code (b)	-	(1.89)%	-
R&D tax credits	(1.70)%	(0.17)%	(0.65)%
Other items (c)	1.29%	1.17%	0.47%

Effective tax rate	(2.26)%	(3.05)%	(8.44)%

(a)
The effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised is analyzed further in the table below (see also Note 14). No deferred tax asset was recognised because there was no reversing deferred tax liability in the same jurisdiction reversing in the same period and no future taxable income in the same jurisdiction.

(b)
In 2017, a number of changes were made to the USA tax code, the most significant of which was the reduction in the federal corporation tax rate to 21%. This resulted in a once-off tax credit in 2017 of US$753,000 arising from the reduction in deferred tax balances due to the tax rate change, partially offset by the effect of mandatory deemed repatriation of certain deferred foreign earnings. The other changes to the USA tax code did not have a material impact on the Group.

(c)
Other items comprise items not chargeable to tax/expenses not deductible for tax. In 2018, other items mainly comprise the movement in the exchangeable notes’ embedded derivatives value and the accretion of notional interest on the Loan Note’s host contract, both of which are exempt from deferred taxation recognition under IAS 12, Income Taxes.

Unrecognised deferred tax assets – continuing operations	Effect in 2018 US$’000	Percentage effect in 2018	Effect in 2017 US$’000	Percentage effect in 2017
Increase in net operating losses arising in US	2,174	9.38%	-	-
Temporary differences arising in US	19	0.08%	68	0.17%
Decrease in net operating losses arising in Brazil	(20)	(0.09)%	(714)	(1.79)%
Increase in net operating losses arising in Ireland	1,482	6.39%	5,452	13.67%

	3,655	15.76%	4,806	12.05%

The distribution of loss before taxes by geographical area was as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Rest of World – Ireland	(9,590)	(35,821)	(23,787)
Rest of World – Other	4,809	4,809	5,241
Americas	(18,402)	(8,863)	(23,594)

	(23,183)	(39,875)	(42,140)

At December 31, 2018, the Group had unutilised net operating losses as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
USA	2,382	7,737	8,896
Ireland	60,629	57,206	40,652
Brazil	4,001	4,060	6,159

	67,012	69,003	55,707

In the USA, the utilisation of net operating loss carryforwards is limited to future profits in the USA. The net operating losses for the US arising prior to January 1, 2019 have a maximum carryforward of 20 years. In respect of the US, US$589,000 will expire by December 31, 2035, US$1,753,000 will expire by December 31, 2036, and US$40,000 will expire by December 31, 2037.

At December 31, 2018, the Group had unrecognised deferred tax assets in respect of unused tax losses and unused tax credits as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Ireland – unused tax losses	9,953	8,471	3,019
US – unused tax credits	2,538	345	277
Brazil – unused tax losses	1,360	1,380	2,094

Unrecognised deferred tax asset	13,851	10,196	5,390

The accounting policy for deferred tax is to calculate the deferred tax asset that is deemed recoverable, considering all sources for future taxable profits. The deferred tax assets in the above table have not been recognised due to uncertainty regarding the full utilization of these losses in the related tax jurisdiction in future periods. Only when it is probable that future profits will be available to utilize the forward losses or temporary differences is a deferred tax asset recognised. When there is a reversing deferred tax liability in that jurisdiction that reverses in the same period, the deferred tax asset is restricted so that it equals the reversing deferred tax liability.

The Group has US state credit carryforwards of US$461,000 at December 31, 2018 (2017: US$436,000; 2016: US$420,000). A deferred tax asset of US$364,000 (2017: US$345,000; 2016: US$277,000) in respect of US state credit carryforwards was not recognised in 2018 due to uncertainties regarding future full utilisation of these state credit carryforwards in the related tax jurisdiction in future periods.

We are subject to periodic audits in the various tax jurisdictions in which we operate. There is an on going audit by the tax authorities of one of the tax jurisdictions in which we operate.  The outcome of this tax audit is unknown but it is possible the final tax outcome will be different than that which is reflected in our historical income tax provisions and accruals. Such differences could have a material effect on our income tax provision and profit in the period in which such determination is made.